Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	McGRATH RENTCORP
Entity Central Index Key	0000752714
Entity Emerging Growth Company	false
Entity File Number	000-13292
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-2579843
Entity Address, Address Line One	5700 Las Positas Road
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551-7800
City Area Code	(925)
Local Phone Number	606-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MGRC
Security Exchange Name	NASDAQ